Financial Instruments - Investments in Debt Securities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Held-to-maturity debt securities maturities total	$ 1,513	[1],[2]	$ 1,587	[1],[2]
Debt securities maturities within 1 year	21,990
Debt securities maturities over 1 to 5 years	10,323
Debt securities maturities over 5 to 10 years	1,784
Total debt securities	34,097
Certificates of deposit and other [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Held-to-maturity debt securities maturities within 1 year	1,240
Held-to-maturity debt securities with maturities over 1 to 5 years	273
Held-to-maturity debt securities maturities over 5 to 10 years	0
Held-to-maturity debt securities maturities total	1,513
Western European, Asian and other government debt [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for-sale debt securities maturities within 1 year	13,671	[3]
Available-for-sale debt securities maturities over 1 to 5 years	2,084	[3]
Available-for-sale debt securities maturities over 5 to 10 years	0	[3]
Available-for-sale debt securities maturities total	15,755	[3]
Corporate debt [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for-sale debt securities maturities within 1 year	1,085	[4]
Available-for-sale debt securities maturities over 1 to 5 years	4,468	[4]
Available-for-sale debt securities maturities over 5 to 10 years	1,741	[4]
Available-for-sale debt securities maturities total	7,294	[4]
Reverse repurchase agreements [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for-sale debt securities maturities within 1 year	2,790	[5]
Available-for-sale debt securities maturities over 1 to 5 years	0	[5]
Available-for-sale debt securities maturities over 5 to 10 years	0	[3]
Available-for-sale debt securities maturities total	2,790
Western European, Scandinavian and other government agency debt [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for-sale debt securities maturities within 1 year	2,348	[3]
Available-for-sale debt securities maturities over 1 to 5 years	415	[3]
Available-for-sale debt securities maturities total	2,763	[3]
Federal Home Loan Mortgage Corporation and Federal National Mortgage Association asset-backed securities [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for-sale debt securities maturities within 1 year	0
Available-for-sale debt securities maturities over 1 to 5 years	2,492
Available-for-sale debt securities maturities over 5 to 10 years	43
Available-for-sale debt securities maturities total	2,535
U.S. government debt [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for-sale debt securities maturities within 1 year	688
Available-for-sale debt securities maturities over 1 to 5 years	197
Available-for-sale debt securities maturities over 5 to 10 years	0
Available-for-sale debt securities maturities total	885
Supranational debt [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for-sale debt securities maturities within 1 year	168	[3]
Available-for-sale debt securities maturities over 1 to 5 years	394	[3]
Available-for-sale debt securities maturities over 5 to 10 years	0	[3]
Available-for-sale debt securities maturities total	$ 562	[3]

[1]	Gross unrealized gains and losses are not significant.
[2]	The differences between the estimated fair values and carrying values of held to maturity debt securities, private equity securities at cost and short-term borrowings not measured at fair value on a recurring basis were not significant as of December 31, 2012 or December 31, 2011. The fair value measurements of our held-to-maturity debt securities and our short-term borrowings are based on Level 2 inputs, using a market approach. The fair value measurements of our private equity securities at cost are based on Level 3 inputs, using a market approach.
[3]	All issued by above-investment-grade governments, government agencies or supranational entities, as applicable.
[4]	Reflects property, plant and equipment and other long-lived held-for-sale assets written down to their fair value of $139 million, less costs to sell of $3 million (a net of $136 million), in 2012. The impairment charges of $210 million are included in Restructuring charges and certain acquisition-related costs. Fair value is determined primarily using a market approach, with various inputs, such as recent sales transactions.
[5]	Involving U.S. government securities.